BALANCE SHEET ACCOUNT DETAILS	12 Months Ended
Dec. 31, 2022
Balance Sheet Account Details [Abstract]
Balance Sheet Account Details
7.	Balance Sheet Account Details
Property and Equipment, Net
Property and equipment, net, consisted of the following as of December 31, 2022 and 2021:

	December 31,
(in thousands)	2022	2021
Leasehold improvements	$16,085	$1,320
Lab and office equipment	8,126	5,597
Computer equipment and software	641	182
Construction in progress	315	2,988

Property and equipment, at cost	25,167	10,087
Less accumulated depreciation and amortization	(5,188)	(3,292)

Total property and equipment, net	$19,979	$6,795

Depreciation expense of $3.2 million and $2.0 million was recognized during the years ended December 31, 2022 and 2021, respectively, and was included in operating expenses.

Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following as of December 31, 2022 and 2021:

	December 31,
(in thousands)	2022	2021
Compensation	$4,101	$2,320
Royalties owed to third parties	739	296
Professional service fees	664	67
Acquisitions related liabilities	—	1,000
Other	53	64

Total accrued expenses and other current liabilities	$5,557	$3,747